UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-22548]

The Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Evercore Wealth Management Macro Opportunity Fund
Consolidated Schedule of Investments
March 31, 2012 (Unaudited)

		Shares	Value
COMMON STOCKS - 14.8%
Energy - 8.2%
Enterprise Products Partners LP (a)		47,000	$2,372,090
Suncor Energy, Inc. (b)		45,500	1,487,850
Williams Company, Inc.		80,850	2,490,989
			6,350,929
Oil and Gas Pipelines - 6.6%
Enbridge Energy Partners LP (a)		72,700	2,251,519
Kinder Morgan, Inc.		72,600	2,805,990
			5,057,509
TOTAL COMMON STOCKS (Cost $9,710,738)			11,408,438

		Principal Amount
FOREIGN GOVERNMENT BONDS - 7.0%
Canadian Government (b)
3.25%, 06/01/2021	C$	2,375,000	2,605,011
2.75%, 06/01/2022	C$	2,650,000	2,786,877
TOTAL FOREIGN GOVERNMENT BONDS (Cost $5,248,555)			5,391,888

		Shares
EXCHANGE TRADED FUNDS - 42.8%
Commodity-Linked ETFs - 7.8%
iPath Dow Jones-UBS Copper Total Return Sub-Index ETN (a) (c)		32,250	1,582,508
SPDR Gold Trust (a) (c)		27,400	4,442,636
			6,025,144
Currency-Linked ETFs - 12.0%
CurrencyShares Canadian Dollar Trust		2,600	259,194
ProShares Trust II UltraShort Euro (a)		473,600	8,984,192
			9,243,386
Index-Linked ETFs - 23.0%
iPath US Treasury 10-year Bear ETN (a)		93,850	3,170,253
iPath US Treasury Steepener ETN (a)		75,500	3,078,135
iShares FTSE China 25 Index Fund		24,500	897,435
ProShares Trust UltraShort 20+ Year Treasury		76,550	1,565,448
ProShares Trust UltraShort MSCI Emerging Markets		74,450	1,927,510
Proshares Trust UltraShort MSCI Europe		198,500	7,130,120
			17,768,901
TOTAL EXCHANGE TRADED FUNDS (Cost $34,566,478)			33,037,431

MUTUAL FUND - 9.9%
RidgeWorth Seix Floating Rate High Income Fund		868,983	7,673,123
TOTAL MUTUAL FUND (Cost $7,567,513)			7,673,123

		Contracts (100 shares per contract)
PURCHASED OPTIONS - 9.1%
Call Options - 1.4%
Commodity-Linked ETF - 1.4%
SPDR Gold Trust (c)
Expiration December 2012, Exercise Price $165.00		1,110	1,043,400
Total Call Options			1,043,400

Put Options - 7.7%
Aerospace - 0.1%
Raytheon Co.
Expiration January 2013, Exercise Price $50.00		345	108,675

Agriculture - 0.3%
Monsanto Company
Expiration January 2013, Exercise Price $82.50		193	194,448

Building and Construction - 0.2%
KB Home
Expiration January 2013, Exercise Price $10.00		817	191,995

Computers and Peripherals - 0.1%
International Business Machines Corp.
Expiration January 2013, Exercise Price $190.00		117	99,450

Currency-Linked ETF - 2.2%
Rydex CurrencyShares
Expiration September 2012, Exercise Price $107.00		2,527	1,718,360

Financial Services - 0.1%
JPMorgan Chase & Co.
Expiration January 2013, Exercise Price $37.00		402	70,350

Index-Linked ETFs - 2.1%
ishares MSCI Germany Index Fund
Expiration January 2013, Exercise Price $22.00		3,301	734,472
SPDR S&P 500
Expiration December 2012, Exercise Price $1325.00		145	914,950
			1,649,422
Machinery - 1.1%
Caterpillar Inc.
Expiration January 2013, Exercise Price $110.00		137	196,595
Cummins Inc.
Expiration January 2013, Exercise Price $115.00		112	159,040
Deere & Company
Expiration January 2013, Exercise Price $87.50		176	212,520
Titan Machinery
Expiration September 2012, Exercise Price $25.00		522	103,095
United Rentals, Inc.
Expiration January 2013, Exercise Price $40.00		238	140,420
			811,670
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold
Expiration January 2013, Exercise Price $45.00		273	274,365

Personal & Household Products - 0.3%
Avon Products, Inc.
Expiration January 2013, Exercise Price $17.50		878	122,920
Colgate-Palmolive Co.
Expiration January 2013, Exercise Price $90.00		286	95,810
			218,730
Services - 0.2%
Automatic Data Processing, Inc.
Expiration January 2013, Exercise Price $55.00		371	140,980

Specialty Retail - 0.1%
The Home Depot, Inc.
Expiration January 2013, Exercise Price $45.00		381	88,011

Transportation - 0.3%
Union Pacific Corp.
Expiration January 2013, Exercise Price $115.00		146	214,985

Utilities - 0.2%
Duke Energy Corp.
Expiration January 2013, Exercise Price $22.50		754	184,730
Total Put Options			5,966,171
TOTAL PURCHASED OPTIONS (Cost $8,892,322)			7,009,571

SHORT-TERM INVESTMENTS - 16.7%
MONEY MARKET FUND - 5.0%		Shares
First American Treasury Obligations, Class Z, 0.000% (d)		3,817,426	3,817,426

		Principal Amount
U.S. TREASURY BILLS (e) - 11.7%
United States Treasury Bills, 0.056%, 6/7/2012		2,000,000	1,999,790
United States Treasury Bills, 0.059%, 6/21/2012		$7,000,000	6,999,076
TOTAL U.S. TREASURY BILLS			8,998,866
TOTAL SHORT-TERM INVESTMENTS (Cost $12,816,029)			12,816,292

Total Investments (Cost $78,801,635) - 100.3%			77,336,743
Liabilities in Excess of Other Assets - (0.3)%			(209,416)
TOTAL NET ASSETS - 100.0%			$77,127,327

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b)	Foreign Domiciled
(c)	Security held by EWM Cayman, Ltd.
(d) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2012
(e)	Yield shown is effective yield as of March 31, 2012

C$	Canadian Dollar

On March 31, 2012, the cost of investments for federal income tax purposes was $78,801,635.  The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$3,057,384
Unrealized depreciation	(4,522,276)
Net unrealized depreciation	$(1,464,892)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of March 31, 2012, the Fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$11,408,438	$-	$-	$11,408,438
Foreign Government Bonds	-	5,391,888	-	5,391,888
Exchange Traded Funds	33,037,431	-	-	33,037,431
Mutual Fund	7,673,123	-	-	7,673,123
Purchased Options	7,009,571	-	-	7,009,571
Short-Term Investments	3,817,426	8,998,866	-	12,816,292
Total Investments	$62,945,989	$14,390,754	$-	$77,336,743

Please see above for further industry breakout.  The Fund did not hold any Level 3 assets during the period.  Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2012, the Fund did not recognize any transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street EWM Funds Trust

By (Signature and Title)* /s/ Robert P. Morse
   Robert P. Morse President

Date  5/23/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Robert P. Morse
  Robert P. Morse President

Date  5/23/2012

By (Signature and Title)*/s/ Jian H. Wang
  Jian H. Wang, Treasurer

Date  5/23/2012

* Print the name and title of each signing officer under his or her signature.